Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of valuation techniques
The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
March 31, 2021

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	$690,017,725	$—	$—
Liabilities:
Derivative warrant liabilities – public warrants	$34,831,310	$—	$—
Derivative warrant liabilities – private warrants	$—	$—	$23,288,180
December 31, 2020

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	$690,167,879	$—	$—
Liabilities:
Derivative warrant liabilities – public warrants	$56,112,680	$—	$—
Derivative warrant liabilities – private warrants	$—	$—	$43,825,360

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring b
a
sis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
A s set s :
Investments held in Trust Account (1)	$690,167,879	$—	$—
Liabi l iti e s:
Derivative warrant liabilities – Public Warrants	$56,112,680	$—	$—

Derivative warrant liabilities – Private Warrants	$—	$—	$43,825,360

(1)	- Excludes $3,487 in cash .

Summary of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of March 31, 2021	As of December 31, 2020
Stock price	$10.15	$11.56
Volatility	26.5%	40.4%
Expected life of the options to convert	5.21	5.46
Risk-free rate	0.97%	0.43%
Dividend yield	—	—

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 18, 2020	As of September 30, 2020	As of December 31, 2020
Stock price	$9.67	$11.01	$11.56
Volatility	22.8%	22.9%	40.4%
Expected life of the options to convert	5.75	5.71	5.46
Risk-free rate	0.35%	0.35%	0.43%
Dividend yield	—	—	—

Summary of Fair Value of the Derivative Warrant Liabilities
The change in the fair value of the derivative warrant liabilities for three months ended March 31, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$99,938,040
Change in fair value of derivative warrant liabilities	(41,818,550)

Derivative warrant liabilities at March 31, 2021	$58,119,490

The change in the fair value of the derivative warrant liabilities for the period from July 3, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at July 3, 2020 (inception)	$—
Issuance of Public and Private Warrants	38,257,890
Change in fair value of derivative warrant liabilities	61,680,150
Derivative warrant liabilities at December 31, 2020	99,938,040